GS Mortgage-Backed Securities Trust 2021-PJ7 ABS-15G

Exhibit 99.5 Schedule 6

Data Compare
Run Date - 07/01/2021 2:29:01 PM

Evolve Loan ID	Customer Loan ID	Seller Loan ID	Field Label	Bid Tape Field Value	Field Value	Comment
XXXXXXXXXX	XXXXXXXXXX	XXXXXXXXXX	Self Employment Flag	N	True	verified with supporting docs
XXXXXXXXXX	XXXXXXXXXX	XXXXXXXXXX	QM Status	not a qualified mortgage	QM: Safe Harbor	Verified
XXXXXXXXXX	XXXXXXXXXX	XXXXXXXXXX	Street Address	XXXXXXXXXXXX	XXXXXXXXXXXXXXXX	true
XXXXXXXXXX	XXXXXXXXXX	XXXXXXXXXX	QM Status	not a qualified mortgage	QM: Safe Harbor
XXXXXXXXXX	XXXXXXXXXX	XXXXXXXXXX	Borrower Fico	XXX	XXX	true
XXXXXXXXXX	XXXXXXXXXX	XXXXXXXXXX	QM Status	not a qualified mortgage	QM: Safe Harbor	Verified
XXXXXXXXXX	XXXXXXXXXX	XXXXXXXXXX	Property Type	pud	PUD-Detached	verified
XXXXXXXXXX	XXXXXXXXXX	XXXXXXXXXX	QM Status	not a qualified mortgage	QM: Safe Harbor	verified
XXXXXXXXXX	XXXXXXXXXX	XXXXXXXXXX	QM Status	not a qualified mortgage	QM: Safe Harbor	Verified
XXXXXXXXXX	XXXXXXXXXX	XXXXXXXXXX	Self Employment Flag	Y	False	Verified
XXXXXXXXXX	XXXXXXXXXX	XXXXXXXXXX	Originator DTI	XXXXXXXXXX	XXXXXXXXXX	Verified per underwriter calculations